Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Cash flows from operating activities:
Net loss	$ (26,560)	$ (41,048)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	15,291	7,862
Change in fair value of contingent consideration	3,858	7,316
Non-cash interest expense	609	1,664
Share-based compensation	15,370	19,853
Deferred income taxes	(977)	1,850
Undistributed Loss of Equity Method Investments	1,167	645
Foreign currency transactions gain	1,074	1,803
Provision for Doubtful Accounts	941	444
Gain on previously held shares in CASEE	(6,028)	0
Change in operating assets and liabilities:
Trade receivables and accrued contract receivables	(20,415)	11,618
Prepayments and other current assets	(4,566)	(25,219)
Other assets	(451)	5,301
Accounts payable and other accrued liabilities	26,243	(25,046)
Deferred revenue and government grant income	3,538	2,219
Net cash generated by (used in) operating activities	9,094	(30,738)
Cash flow from investing activities:
Purchase of property and equipment	(7,789)	(783)
Investments in software development and purchased software	(23,142)	(15,520)
Investment in subsidiaries and equity method investments, net of cash acquired	(9,507)	(9,268)
Net cash used in investing activities	(40,438)	(25,571)
Cash flow from financing activities:
Net proceeds from issuance of ordinary shares	760	248,316
Proceeds from borrowings and debt financing	2	917
Repayment of borrowings	(1,492)	(53,160)
Net cash generated from financing activities	(730)	196,073
Effect of change in foreign exchange rates	1,008	2,322
Net increase (decrease) in cash and cash equivalents	(31,066)	142,086
Cash and cash equivalents at beginning of period	75,765	17,354
Cash and cash equivalents at end of period	44,699	159,440
Supplemental cash flow information:
Interest paid	685	5,985
Income taxes paid	1,351	378
Non-cash investing and financing activities:
Proceeds receivable from stock offering	0	21,359
Issuance of share in connection with business combination	$ 21,918	$ 0